Schedule of Employee Welfare Benefits Expenses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Contributions to medical and pension schemes	¥ 18,426	¥ 21,095	¥ 20,842	[1]
Other employee benefits	6,086	6,726	7,227	[1]
Total	¥ 24,512	¥ 27,821	28,069	[1]
As Previously Reported [Member]
Contributions to medical and pension schemes			10,376
Other employee benefits			1,990
Total			12,366
Adjustment [Member]
Contributions to medical and pension schemes			10,466
Other employee benefits			5,237
Total			15,703
As Revised [Member]
Contributions to medical and pension schemes			20,842
Other employee benefits			7,227
Total			¥ 28,069

[1]	The amounts of “Contributions to medical and pension schemes” and “Other employee benefits” for the year ended December 31, 2022 have been revised to correct for a formula error in the preparation of this disclosure. The errors in 2022 were disclosure only and did not have any impact to the previously reported consolidated results of operations, financial position, or cash flows.